Shareholders' Equity - Additional Information (Detail)	12 Months Ended					0 Months Ended						0 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Mar. 21, 2014 Common Class A USD ($)	Mar. 21, 2014 Common Class A CNY	Sep. 25, 2012 Common Class A USD ($)	Dec. 31, 2014 Common Class A USD ($)	Mar. 21, 2014 Common Class A USD ($)	Dec. 31, 2013 Common Class A	Sep. 25, 2012 Common Class B USD ($)	Dec. 31, 2013 Common Class B	Dec. 31, 2014 Common Class B USD ($)	Aug. 05, 2013 Champion Plus Group Limited Warrant Three	Aug. 05, 2013 Champion Plus Group Limited Warrant Three USD ($)	Aug. 05, 2013 Champion Plus Group Limited Common Class A USD ($)	Aug. 05, 2013 Champion Plus Group Limited Common Class A USD ($)	Aug. 05, 2013 Grand Synergy Limited Common Class A USD ($)	Aug. 05, 2013 Grand Synergy Limited Common Class A USD ($)	Nov. 29, 2013 ICBC Credit Suisse Asset Management (International) Company Limited Common Class A USD ($)	Nov. 29, 2013 ICBC Credit Suisse Asset Management (International) Company Limited Common Class A USD ($)	Nov. 29, 2013 ICBC Credit Suisse Asset Management Co., Ltd. Common Class A USD ($)	Nov. 29, 2013 ICBC Credit Suisse Asset Management Co., Ltd. Common Class A USD ($)	Feb. 17, 2014 Core Tech Resources Inc Common Class A	Feb. 17, 2014 Core Tech Resources Inc Common Class A USD ($)	Feb. 17, 2014 Pvg Venture Capital Partners Limited Common Class A	Feb. 17, 2014 Pvg Venture Capital Partners Limited Common Class A USD ($)
Class of Stock [Line Items]
Stock issued, shares								113,112,458				189,617,092	8,795,864
Ordinary shares, shares authorized								750,000,000	750,000,000		750,000,000	250,000,000	250,000,000	250,000,000
Common stock, Par value								$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001				$ 0.001		$ 0.001		$ 0.001		$ 0.001		$ 0.001		$ 0.001
Stock issued, shares						48,188,000	48,188,000										28,000,000		7,000,000		14,634,900		1,232,000		15,450,144		11,035,817
Proceed from private placement																	$ 20,000,000		$ 5,000,000		$ 15,158,000		$ 1,276,000
Awards granted	0	0													100,000
Warrant, exercise price																$ 10.00
Proceeds from public offering	78,018,000	484,072,000		256,265,000		78,018,000
Total issuance costs of ordinary shares	1,584,000	9,833,000		5,840,000		1,584,000	9,833,000
RSUs, vested	432,402	432,402	464,750	464,750
RSUs, issued and outstanding Class A ordinary shares									432,402		464,750
Ordinary shares, shares issued									257,523,929		178,034,362		180,821,228	180,821,228
Ordinary shares, shares outstanding									257,523,929		178,034,362		180,821,228	180,821,228
Dividends paid, ordinary shares	0		0		0
Dividends declared, ordinary shares	$ 0		$ 0		$ 0